Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 27, 2020
Property and Equipment (Textual)
Depreciation expense	$ 286	$ 672
Property and equipment			$ 3,423
Asset impairment		$ 1,139